RISKS AND UNCERTAINTIES (Details Narrative) - CNY (¥)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.50%	21.90%	22.00%	20.50%	21.20%	19.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.40%	16.30%	16.10%	15.90%	16.10%	17.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.70%	15.00%	15.90%	15.60%	14.80%	14.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.60%	13.40%	14.40%	14.50%	13.70%	14.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.30%	12.90%	11.60%	12.30%	11.90%	11.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Six[ Member]
Concentration Risk [Line Items]
Concentration risk, percentage				10.20%	10.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top 10 Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	99.80%	99.10%	99.60%	99.20%	98.70%	97.50%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			23.00%	11.90%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Four Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			47.70%	47.20%	47.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			26.70%		32.20%	25.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			14.10%		22.80%	18.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					14.00%	12.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage						11.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage						11.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Six[ Member]
Concentration Risk [Line Items]
Concentration risk, percentage						10.20%
Maximum [Member]
Concentration Risk [Line Items]
Bank deposits	¥ 500,000		¥ 500,000		¥ 500,000